Financial and capital risk management - Sensitivity Analysis - Exposure to Commodity Price (Details)	12 Months Ended
Jun. 30, 2023 BRL (R$) T brazilian_real_per_bag uS_dollar_per_bushel
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(23,255)
Current Risk	R$ (83,369,000)
+25% Current, Impact	(20,843,000)
+50% Current, Impact	(41,681,000)
Trading income (expense) on derivative financial instruments	R$ 80,990
Net sold
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(374,917)
Current Risk	R$ 8,837,000
+25% Current, Impact	2,210,000
+50% Current, Impact	R$ 4,422,000
Net exposure on grain contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	351,662,000
Current Risk	R$ (92,206,000)
+25% Current, Impact	(23,053,000)
+50% Current, Impact	R$ (46,103,000)
Corn | Purchased, current year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	248,796
Current Risk	R$ (140,542,000)
Average of contract prices | brazilian_real_per_bag	67.42
Current Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	35.34
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	44.18
+25% Current, Impact	R$ (35,136,000)
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	53.01
+50% Current, Impact	R$ (70,271,000)
Corn | Sold, current year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(248,999)
Current Risk	R$ 54,190,000
Average of contract prices | brazilian_real_per_bag	48.39
Current Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	34.96
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	43.70
+25% Current, Impact	R$ 13,548,000
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	52.44
+50% Current, Impact	R$ 27,095,000
Corn | Purchased, next year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	54,433
Current Risk	R$ (9,499,000)
Average of contract prices | brazilian_real_per_bag	55.35
Current Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	43.11
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	53.89
+25% Current, Impact	R$ (2,375,000)
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	64.67
+50% Current, Impact	R$ (4,750,000)
Corn | Sold, next ear
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(6,500)
Current Risk	R$ (170,000)
Average of contract prices | brazilian_real_per_bag	47.44
Current Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	49.28
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	61.60
+25% Current, Impact	R$ (43,000)
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	73.92
+50% Current, Impact	R$ (85,000)
Corn | Sold on derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(55,645)
Current Risk	R$ 11,598,000
Current Market (Corn: R$/bag; Soybean: US$/bushel) | uS_dollar_per_bushel	60.24
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | uS_dollar_per_bushel	75.30
+25% Current, Impact	R$ 2,900,000
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | uS_dollar_per_bushel	90.36
+50% Current, Impact	R$ 5,799,000
Soybean | Purchased, next year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	449,847
Current Risk	R$ (634,000)
Average of contract prices | uS_dollar_per_bushel	127.86
Current Market (Corn: R$/bag; Soybean: US$/bushel) | uS_dollar_per_bushel	127.95
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | uS_dollar_per_bushel	159.94
+25% Current, Impact	R$ (159,000)
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | uS_dollar_per_bushel	191.93
+50% Current, Impact	R$ (317,000)
Soybean | Sold, next ear
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(145,915)
Current Risk	R$ 4,449,000
Average of contract prices | uS_dollar_per_bushel	143.80
Current Market (Corn: R$/bag; Soybean: US$/bushel) | uS_dollar_per_bushel	145.71
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | uS_dollar_per_bushel	182.14
+25% Current, Impact	R$ 1,112,000
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | uS_dollar_per_bushel	218.57
+50% Current, Impact	R$ 2,225,000
Soybean | Sold on derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(319,271)
Current Risk	R$ (2,761,000)
Current Market (Corn: R$/bag; Soybean: US$/bushel) | uS_dollar_per_bushel	13.25
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | uS_dollar_per_bushel	16.56
+25% Current, Impact	R$ (690,000)
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | uS_dollar_per_bushel	19.86
+50% Current, Impact	R$ (1,377,000)